2013 Los Angeles Acquisition, Narrative (Details) $ in Millions		3 Months Ended													7 Months Ended	12 Months Ended
	Jun. 01, 2013 USD ($) refineries stores entities MBbls / d	Mar. 31, 2015 USD ($) refineries		Dec. 31, 2014 USD ($) refineries	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	[1]	Sep. 30, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) refineries		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)
Business Acquisition
Number of refineries combined (refineries) | refineries	2
Purchase Price Consideration	$ 2,420
Borrowings on Revolving Credit Facility		$ 99					$ 0									$ 646		$ 2,068		$ 185
Borrowing on Term Loan Facility for acquisition																		500
Number of assets | entities	6
Historical Cost				$ 1,388					$ 414						$ 414	1,388		414
Retail brand				14					15						15	14		15
Environmental Liabilities assumed with Acquisitions																12		170
Operating Income (Loss)		$ 340		282	$ 702	$ 410	238	[1]	52	$ 146	$ 364	$ 193				1,632		755		1,621
Transactions costs																5
AMPM License
Business Acquisition
Historical Cost				$ 31					$ 31						31	$ 31		31
Watson cogeneration facility
Business Acquisition
Other noncurrent assets, net	$ 111
Martinez Refinery
Business Acquisition
Processing capacity (thousand barrels per day) | MBbls / d	166
Wilmington refinery
Business Acquisition
Processing capacity (thousand barrels per day) | MBbls / d	97
California Region
Business Acquisition
Gross margin															1,200
Operating Income (Loss)															$ 12
Refining
Business Acquisition
Number of refineries combined (refineries) | refineries		6		6												6
Operating Income (Loss)		$ 183	[2]				180	[2]								$ 1,159	[3]	775	[3]	1,632	[3]
Marketing
Business Acquisition
Operating Income (Loss)		$ 133	[2]				$ 24	[2]								$ 553		218		208
Los Angeles Acquisition
Business Acquisition
Date of acquisition	Jun. 01, 2013
Number of stations (stations) | stores	835
Joint venture, Ownership Percentage	51.00%
Purchase Price Consideration	$ 2,300
Inventories						1,096
Deposit	127													$ 90
Purchase price adjustment for reduction in working capital	62
Purchase price adjustment for site not sold	33
Cash paid for acquisition	552
Borrowings on Revolving Credit Facility	700
Borrowing on Term Loan Facility for acquisition	500
Funded by TLLP	$ 544
Total purchase price						2,327
Acquired intangibles, estimated useful lives	21 years
Other noncurrent assets, net						$ 112
Transactions costs																		$ 14		$ 6
Los Angeles Acquisition | Dealer Supply and Lease Relationships
Business Acquisition
Finite useful life for acquired intangibles (years)	15 years
Los Angeles Acquisition | Carson refinery
Business Acquisition
Processing capacity (thousand barrels per day) | MBbls / d	266
Los Angeles Acquisition | Refining
Business Acquisition
Environmental Liabilities assumed with Acquisitions	$ 102
Los Angeles Acquisition | Refining | Emissions Credits
Business Acquisition
Historical Cost	13
Los Angeles Acquisition | Marketing
Business Acquisition
Environmental Liabilities assumed with Acquisitions	68
Los Angeles Acquisition | Marketing | Dealer Supply and Lease Relationships
Business Acquisition
Historical Cost	5
Los Angeles Acquisition | Marketing | Arco Brand
Business Acquisition
Retail brand	14
Los Angeles Acquisition | Marketing | AMPM License
Business Acquisition
Retail brand	$ 31
Finite useful life for acquired intangibles (years)	25 years

[1]	The amounts shown above may differ from those previously reported in our quarterly reports on Form 10-Q for the quarter ended March 31, 2013 due to the sale of the Hawaii Business in September 2013 as discussed in Note 4. The results of operations of the Hawaii Business have been presented as discontinued operations for all periods presented.
[2]	Our refining segment uses RINs to satisfy its obligations under the Renewable Fuels Standard, in addition to physically blending required biofuels. Effective April 1, 2013, we changed our intersegment pricing methodology and no longer reduced the amount our marketing segment pays for the biofuels by the market value of the RINs due to significant volatility in the value of RINs. At the end of 2014, given the price of RINs has become more transparent in the price of biofuels, we determined our intersegment pricing methodology should include the market value of RINs as a reduction to the price our marketing segment pays to our refining segment. We made this change effective January 1, 2015. We have not adjusted financial information presented for our refining and marketing segments for the period ended March 31, 2014. Had we made this change effective January 1, 2014, operating income in our refining segment would have been reduced by $28 million with a corresponding increase to operating income in our marketing segment.
[3]	Includes business interruption recoveries of $16 million for the year ended December 31, 2013, related to the April 2010 incident at our Washington refinery.